Convertible Instruments and Accrued Interest - Convertible notes and accrued interest (Details) - $ / shares	Nov. 30, 2023	Apr. 23, 2021	Apr. 02, 2021
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Interest rate	10.00%		10.00%
Conversion price per share	$ 10.00		$ 10.00
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%
Conversion price per share	$ 10.00	$ 10.00